Employee benefit obligations - Expected benefit payments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit obligations
Contribution expense	€ 31	€ 31	€ 14
Estimate of contributions expected to be paid	36
Defined benefit plan
Employee benefit obligations
Estimate of contributions expected to be paid		€ 37
Defined benefit plan | Not later than one year
Employee benefit obligations
Benefits	97
Defined benefit plan | Between one and two years
Employee benefit obligations
Benefits	95
Defined benefit plan | Between two and three years
Employee benefit obligations
Benefits	98
Defined benefit plan | Between three and four years
Employee benefit obligations
Benefits	101
Defined benefit plan | Between four and five years
Employee benefit obligations
Benefits	104
Defined benefit plan | Later than five years
Employee benefit obligations
Benefits	€ 560